CORPORATE INCOME TAX - Valuation allowance for deferred tax assets (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)	Dec. 31, 2021 VND (₫)
Movement of valuation allowance
Balance at beginning of the year	₫ 7,570,934	$ 317,226,766	₫ 2,840,310	₫ 1,721,902
Additions	4,485,178	187,931,702	4,730,624	1,118,408
Balance at end of the year	₫ 12,056,112	$ 505,158,468	₫ 7,570,934	₫ 2,840,310